Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Compensation to Directors and Executive Officers
i)	Transactions with key management personnel compensation
Compensation to Directors and executive officers of the Group comprised the following:

	2021	2020	2019
(in $ millions)	$	$	$
Short-term employee benefits	4	2	2
Post-employment benefits	*	*	*
Share-based payment	172	24	6

*	Amount less than $1 million